Government grant advances and loans	12 Months Ended
Dec. 31, 2019
Government Grants [Abstract]
Government grant advances and loans
Government grant advances and loans

		December 31,
	Note	2017	2018	2019
		(in thousands)
Current
Government grant advances	16.1	$93	$58	$349
Research project financing	16.2	899	172	674
Government loans	16.2	600	458	449
Total current portion		$1,592	$688	$1,472
Non-current
Government grant advances	16.1	$350	$86	$510
Research project financing	16.2	2,946	4,274	4,652
Government loans	16.3	1,353	819	348
Accrued interest	16.2	381	495	640
Total non-current portion		$5,030	$5,674	$6,150
Government grant advances
In 2017, the Company was named as a participant in one new collaborative project with funding of €349,000 ($386,000), which is expected to be released to the Consolidated Statement of Operations over the life of the project, estimated to be between one and four years.
In 2019, the Company was named as a participant in two new collaborative projects with combined funding of €856,000 ($963,000) which is expected to be released to the Consolidated Statement of Operations over the lives of the projects, estimated to be approximately three years for both projects.
The Company did not participate in any new collaborative projects in 2018.
Research project financing

In October 2014, Bpifrance, one of the Company’s shareholders and the financial agency of the French government, provided funding to the Company in the context of a long-term research project, estimated to be completed over a 3-year period. In December 2016, Bpifrance and the Company signed an amendment to extend the period from three to four years. The total funding remains unchanged and amounts to €6,967,000 ($8,988,000) with a portion in the form of a grant (€2,957,000 or $3,815,000) and a portion in the form of a forgivable loan (€4,010,000 or $5,173,000). The funding was paid in three installments, the last of which was received in 2019 for €992,000 ($1,126,000). The grant was recognized as a reduction of research and development expense when corresponding expense was incurred. The forgivable loan advance will be repaid from March 31, 2019 to September 30, 2022 of which €150,000 ($168,000) in principal and interests was paid in 2019, and bears interests at a 1.53% fixed contractual rate. The difference between the amount of grant received and the present value amounted to a reduction of $115,000 in the debt carrying value, with such difference being amortized over the contract period. If the sales of the product developed under this program are in excess of €350 million ($393 million) during a period of three years, then the Company shall pay for three consecutive years after the date of the termination of the reimbursement a bonus to Bpifrance of 1% of annual revenues generated by products issued from the project (up to a maximum of €350,000,000 or $393,190,000 over a period of ten years).

In January 2016, Bpifrance provided funding to the Company for a new long-term research project, estimated to be completed in early 2020. The total of the funding amounts to €2,095,000 ($2,288,000) comprising a portion in the form of a grant (€668,000 or $729,000) and a portion in the form of a forgivable loan (€1,427,000 or $1,558,000). The funding was paid in four installments, the last of which was received in February 2020 for €365,000 ($405,000). The grant is recognized as a reduction of research and development expense when corresponding expense is incurred. The forgivable loan advance will be repaid, except if the project is a commercial failure, from July 1, 2020 to July 1, 2024 and bears interests at a 1.17% fixed contractual rate. The difference between the amount of grant received and the present value of future payments discounted using interest rate applied for standard loans with similar maturity amounted to a reduction of $30,000 in the debt carrying value, with such difference being amortized over the contract period. In the event of commercial success, and sales of the product developed under this program are in excess of €3 million ($3.3 million), then the Company shall pay for 4 consecutive years after the date of the termination of the refund 13% of the revenues generated by the sales of the products or services (up to a maximum of €600,000, or $674,000, over a period of 10 years).
In 2017, the Company received payments for one project of €176,000 ($207,000) as a grant and for the two projects €2,132,000 ($2,509,000) as forgivable loans. In 2018, the Company received payments for one project of €421,000 ($492,000) as a grant and €927,000 ($1,083,000) as a forgivable loan. In 2019, the Company received payments for one project €425,000 ($482,000) as a grant and €567,000 ($644,000) as a forgivable loan.
The estimated market rate of interest applied in 2019, 2018 and 2017 was between 1.80% and 2.30%. Accrued interest of $370,000 was recorded as of December 31, 2019 ($242,000 as of December 2018 and $159,000 as of December 31, 2017).
Government loans
In September 2015, the Company received two loans from Bpifrance for a total amount of €2,000,000 ($2,228,000). One loan of €1,000,000 bears interest at 5.24% per year, paid quarterly; the second loan of €1,000,000 is interest-free. The interest-free loan has been revalued using the 5.24% interest rate payable on the other loan. Both loans have seven year terms with the principal being amortized on a quarterly basis beginning in June 2017.